Document and Entity Information	May 04, 2022
Details
Registrant CIK	0001630176
Document Type	8-K
Document Period End Date	May 04, 2022
Entity Registrant Name	HEALTHY EXTRACTS INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	333-202542
Entity Tax Identification Number	47-2594704
Entity Address, Address Line One	2 Silvermound
Entity Address, City or Town	Littleton
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80127
City Area Code	702
Local Phone Number	463-1004
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false